Subsequent events - Additional Information (Detail) $ / shares in Units, $ in Millions								9 Months Ended	12 Months Ended
		Jun. 05, 2020	Mar. 31, 2020 $ / shares shares	Mar. 05, 2020 $ / shares shares	Jan. 31, 2020 USD ($) $ / shares shares	Jan. 09, 2020 USD ($) $ / shares shares	Feb. 22, 2018 USD ($) $ / shares shares	Sep. 30, 2020 shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 shares	Jun. 16, 2020 shares
Subsequent Event [Line Items]
Convertible preferred stock, shares authorized								0	26,425,664	26,425,664
Convertible Preferred Stock Conversion Price | $ / shares									$ 16.1540
Temporary Equity, Shares Outstanding								0	26,425,664	26,425,664
Shares issued upon conversion	[1]								14,961,027	14,961,027
Share based compenation by share based payment arrangement number of options granted									1,200,954
Share based compenation by share based payment arrangement number of options granted weighted average exercise price per share | $ / shares									$ 5.92
Common Stock [Member]
Subsequent Event [Line Items]
Shares issued upon conversion											27,094,085
Common Stock [Member] | 2017 Stock Incentive Plan
Subsequent Event [Line Items]
Share based compensation by share based payment arrangement number of shares authorized for issuance					10,275,717				8,407,405
Subsequent Event [Member]
Subsequent Event [Line Items]
Convertible preferred stock, shares authorized					46,361,960				26,425,664
Convertible Preferred Stock Conversion Price | $ / shares					$ 14.2180
Reverse Stock Split description		one-for-1.7663 reverse stock split
Stock Split Conversion Ratio		1.7663
Subsequent Event [Member] | 2017 Stock Incentive Plan | Service Based Options [Member]
Subsequent Event [Line Items]
Share based compenation by share based payment arrangement number of options granted			63,834	947,411
Share based compenation by share based payment arrangement number of options granted weighted average exercise price per share | $ / shares			$ 5.25	$ 5.16
Weighted average grant date fair value of Unvested restricted common stock, Issued | $ / shares			$ 0.2	$ 3.4
Stock based compensation vesting period service based			4 years	4 years
Subsequent Event [Member] | 2017 Stock Incentive Plan | Performance Based Options [Member]
Subsequent Event [Line Items]
Share based compenation by share based payment arrangement number of options granted				717,198
Share based compenation by share based payment arrangement number of options granted weighted average exercise price per share | $ / shares				$ 5.16
Weighted average grant date fair value of Unvested restricted common stock, Issued | $ / shares				$ 2.3
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares issued upon conversion					7,059,406
Series B Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Shares issued during the period							10,974,644			10,974,644
Shares issued price | $ / shares							$ 9.1457
Gross proceeds | $							$ 100.4
Temporary Equity, Shares Outstanding									10,974,644
Shares issued upon conversion					26,425,664
Series B Convertible Preferred Stock [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares issued upon conversion					15,807,081
Series C Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Shares issued during the period					19,936,296	19,936,296		19,936,296
Shares issued price | $ / shares					$ 5.5914	$ 5.5914
Gross proceeds | $					$ 111.5	$ 111.5
Shares issued upon conversion					10,974,644
Series C Convertible Preferred Stock [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares issued upon conversion					7,059,406

[1]	Upon issuance and sale of the Series C in January 2020 (see Note 13), the 10,974,644 outstanding shares of Series B became convertible into 7,059,406 shares of common stock and the 26,425,664 outstanding shares of Preferred Stock became convertible into 15,807,081 shares of common stock.